Financial Risk Management	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Financial Risk Management
46	FINANCIAL RISK MANAGEMENT
The Group classifies risks into the following categories: credit risk, market risk, liquidity risk, operational risk and conduct risk. This note presents information about the Group’s exposure to credit risk, market risk, and liquidity risk, and its policies and processes for measuring and managing these risks.
Risk Management System
Based on the recognition of the importance of risk management, top management is actively involved in the risk management process, and systems are in place for verifying the effectiveness and appropriateness of this process. Specifically, the Group-wide basic policies for risk management are determined by the Management Committee before being authorized by the board of directors, and regular reports are issued to the board of directors by the Group Chief Risk Officer (“CRO”) with regard to the status of risk management based on these policies.
Three lines of defense have been defined, and the Group has clarified related roles and responsibilities of relevant divisions. With these provisions in place, risk management systems have been established based on the characteristics of particular businesses, and measures are being put in place to strengthen and improve the effectiveness of these systems in accordance with these basic policies for risk management.
Furthermore, the Group is strengthening Group-wide risk management systems through the Group CRO Committee and the Global CRO Committee.
The diagram below represents the risk management system of the Group.

Credit Risk
Credit risk is the risk of incurring losses from decline or loss of the value of an asset (including off-balance
sheet items) that is caused by a credit event including but not limited to the deterioration of financial condition of a borrower. Overseas credits transactions also entail country risk, which is closely related to credit risk. Country risk is the risk of incurring losses caused by changes in political or economic conditions. Credit exposures arise primarily from lending activities such as loans and advances, acquiring investment securities, derivative transactions, and off-balance
sheet transactions such as unused portion of loan commitments.
Credit risk management system
Credit risk is the most significant risk to which the Group is exposed. The purpose of credit risk management is to keep the credit risk exposure to a permissible level relative to capital, to maintain the quality of assets and to ensure returns commensurate with risk.
At the Group, the Group CRO formulates credit risk management policies each year on the basis of Group-wide basic policies for risk management. The Credit & Investment Planning Department, responsible for the comprehensive management of credit risk, drafts and administers credit risk regulations including the Group credit policies, manages non-performing
loans (“NPLs”), and performs other aspects of credit portfolio management. Also, the Credit Risk Committee deliberates on matters related to Group-wide credit portfolios. The Group companies follow the fundamental principles established by the Group to assess and manage credit risk. Each of Group companies manages credit risk according to the nature of its business, and assesses and manages the credit risks of individual loans and credit portfolios quantitatively, using consistent standards.

The following chart shows the credit risk management system of SMBC, the Group’s significant banking subsidiary.

At SMBC, the Credit & Investment Planning Department within the Risk Management Unit is responsible for the comprehensive management of credit risk. This department drafts and administers credit policies, the internal rating system, credit authority guidelines, and credit application guidelines, and manages NPLs, including impaired loans, and other aspects of credit portfolio management. The department also cooperates with the Corporate Risk Management Department in quantifying credit risk (risk capital and risk-weighted assets) and controls SMBC’s entire credit risk. Further, the Credit Portfolio Management Department within the Credit & Investment Planning Department strives to stabilize the credit portfolio and manage the risk through credit derivatives, loan asset sales and other instruments.
The credit departments, in cooperation with branches, conduct credit risk management for loans and manage portfolios. The credit limits they use are based on the baseline amounts that the Credit & Investment Planning Department establishes for each grading category, with particular attention paid to evaluating and managing customers or loans perceived to have particularly high credit risk. The Corporate Research Department engages in research on industries and analyzes the business and financial conditions of borrower enterprises to detect early signs of problems or growth potential. The Credit Administration Department is responsible for handling NPLs of borrowers classified as potentially bankrupt or lower, and formulates plans for workouts, including write-offs, and corporate rehabilitation. The department closely liaises with SMBC Servicer Co., Ltd., a Group company, which engages in related services to efficiently reduce the amount of NPLs, including through the sales of loans.
The Internal Audit Unit of SMBC, operating independently of the business units, audits asset quality, accuracy of grading and state of credit risk management, and reports the results directly to the board of directors, the Management Committee and audit & supervisory committee.
SMBC has established the Credit Risk Committee to undertake control of credit risk and to ensure the overall soundness of the loan operations.
Credit risk management methods
To effectively manage the risk involved in individual loans as well as the credit portfolio as a whole, the Group first acknowledges that every loan entails credit risk, assesses the credit risk posed by each borrower and loan using an internal rating system, and quantifies that risk for control purposes.
Credit risk evaluation
At SMBC, the Credit & Investment Planning Department manages an internal rating system for each asset control category set according to portfolio characteristics. For example, credits to commercial and industrial (“C&I”) companies, individuals for business purposes (domestic only), sovereigns, public sector entities, and financial institutions are assigned an “obligor grade,” which indicates the borrower’s creditworthiness, and/or “facility grade,” which indicates the collectability of assets taking into account the transaction conditions such as guarantee/collateral, and tenor. The business units determine an obligor grade by first assigning a financial grade using a financial strength grading model and data obtained from the obligor’s financial statements, including net worth and cash flows. The financial grade is then adjusted taking into account the actual state of the obligor’s financial position and qualitative factors to derive the obligor grade. The qualitative factors mainly include the expected future cash flows taking into account factors such as historical loss information, the appropriateness of the borrower’s business plan or operational improvement plan, the status of progress of its plan, and the overall support from financial institutions. In the event that the borrower is domiciled overseas, internal ratings for credit are made after taking into consideration the country rank, which represents an assessment of the credit quality of each country based on its political and economic situation, as well as its current account balance and external debt. Obligor grades and facility grades are reviewed once a year and as otherwise necessary, such as when there are changes in the credit situation. The Group’s subsidiaries carry out credit risk evaluations in line with SMBC.
The tables below show the corporate obligor grading system of SMBC.

Obligor Grade	Definition	Borrower Category
Domestic (C&I), etc.
J1	Very high certainty of debt repayment	Normal Borrowers
J2	High certainty of debt repayment
J3	Satisfactory certainty of debt repayment
J4	Debt repayment is likely but this could change in cases of significant changes in economic trends or business environment depending on the situation
J5	No problem with debt repayment over the short term, but not satisfactory over the mid to long term and the situation could change in cases of any changes in economic trends or business environment
J6	Currently no problem with debt repayment, but it is highly likely that this could change in cases of significant changes in economic trends or business environment
J7	Close monitoring is required due to problems in meeting loan terms and conditions, sluggish/unstable business, or financial problems	Borrowers Requiring Caution
J7R	Obligors with loans that are more than three months past due or with restructured loans within the “Borrowers Requiring Caution” category	Substandard Borrowers
J8	Currently not bankrupt, but experiencing business difficulties, making insufficient progress in restructuring, and highly likely to go bankrupt	Potentially Bankrupt Borrowers
J9	Though not yet legally or formally bankrupt, has serious business difficulties and rehabilitation is unlikely; thus, effectively bankrupt	Virtually Bankrupt Borrowers
J10	Legally or formally bankrupt	Bankrupt Borrowers

Obligor Grade	Definition	Borrower Category
Overseas (C&I), etc.
G1	Very high certainty or high certainty of debt repayment	Normal Borrowers
G2	Satisfactory certainty of debt repayment
G3	Debt repayment is likely but this could change in cases of significant changes in economic trends or business environment depending on the situation
G4	Debt repayment is likely but this could change in cases of significant changes in economic trends or business environment
G5	No problem with debt repayment over the short term, but not satisfactory over the mid to long term and the situation could change in cases of any changes in economic trends or business environment
G6	Currently no problem with debt repayment, but it is highly likely that this could change in cases of significant changes in economic trends or business environment
G7	Close monitoring is required due to problems in meeting loan terms and conditions, sluggish/unstable business, or financial problems	Borrowers Requiring Caution
G7R	Obligors with loans that are more than three months past due or with restructured loans within the “Borrowers Requiring Caution” category	Substandard Borrowers
G8	Currently not bankrupt, but experiencing business difficulties, making insufficient progress in restructuring, and highly likely to go bankrupt	Potentially Bankrupt Borrowers
G9	Though not yet legally or formally bankrupt, has serious business difficulties and rehabilitation is unlikely; thus, effectively bankrupt	Virtually Bankrupt Borrowers
G10	Legally or formally bankrupt	Bankrupt Borrowers
There are also grading systems for loans to individuals such as housing loans and structured finance including project finance, where the repayment source is limited to the cash flows generated by a particular business or asset. For example, the obligor grade of housing loans is determined taking into account various relevant factors such as proportion of the repayment to revenue, proportion of down payment to the value and past due information.
The Credit & Investment Planning Department of SMBC centrally manages the internal rating systems, and designs, operates, supervises and validates the grading models. It validates the grading models (including statistical validation) of main assets following the procedure manual once a year to ensure their effectiveness and suitability.
Quantification of credit risk
At SMBC, credit risk quantification refers to the process of estimating the degree of credit risk of a portfolio or individual loan taking into account not just the obligor’s probability of default (“PD”), but also the concentration of risk in a specific customer or industry and the loss impact of fluctuations in the value of collateral, such as real estate and securities.
Specifically, the PD by grade, loss given default (“LGD”), credit quality correlation among obligors, and other parameter values are estimated using the historical data of obligors and facilities stored in a database to calculate the credit risk. Then, based on these parameters, SMBC runs a simulation of simultaneous default using the Monte Carlo Simulation to calculate SMBC’s maximum loss exposure to the estimated amount of the maximum losses that may be incurred. Based on these quantitative results, SMBC allocates risk capital.
Risk quantification is also executed for purposes such as to determine the portfolio’s risk concentration or to simulate economic movements (stress tests), and the results are used for making optimal decisions across the whole range of business operations, including formulating business plans and providing a standard against which individual credit applications are assessed.
Credit assessment
At SMBC, the credit assessment of corporate loans involves a variety of financial analyses, including cash flows, to predict an enterprise’s capability of loan repayment and its growth prospects. These quantitative measures, when combined with qualitative analyses of industrial trends, the enterprise’s research and development capabilities, the competitiveness of its products or services, and its management caliber, result in a comprehensive credit assessment. The loan application is analyzed in terms of the intended utilization of the funds and the repayment schedule. In the assessment of housing loans for individuals, SMBC employs a credit assessment model based on credit data amassed and analyzed by SMBC over many years, taking into account various relevant factors including proportion of the repayment to revenue, proportion of down payment to the value and past due information.
Credit monitoring
At SMBC, in addition to analyzing loans at the application stage, the Credit Monitoring System is utilized to reassess obligor grades, and review credit policies for each obligor so that problems can be detected at an early stage, and quick and effective action can be taken. The system includes annual monitoring that is carried out each time the financial results of the obligor enterprise are obtained, as well as ad-hoc
monitoring that is performed each time credit conditions change.
Credit portfolio management
Risk-taking within the scope of capital
To keep the credit risk exposure to a permissible level relative to capital, the Corporate Risk Management Department of the Group sets a credit risk capital limit for internal control purposes. Under this limit, sub-limits
are set for each business unit. The Corporate Risk Management Department conducts monthly monitoring to make sure that these limits are being followed.
Controlling concentration risk
As the Group’s equity capital may be materially impaired in the event that the credit concentration risk becomes apparent, the Credit & Investment Planning Department of the Group therefore takes measures to manage concentration risks, such as introducing large exposure limits and conducting intensive loan reviews for obligors with large exposures, with an increased focus on industrial sectors with an excessive concentration of credit risk. Further, to manage country risk, SMBC’s Planning Department of the Global Banking Unit has credit limit guidelines based on each country’s creditworthiness.
Toward active portfolio management
SMBC’s Credit Portfolio Management Department makes use of credit derivatives, loan asset sales, and other instruments to proactively and flexibly manage its portfolio to stabilize credit risk.
Maximum exposure to credit risk before collateral held or other credit enhancements
The following table shows the maximum exposure to credit risk before taking into account any collateral held or other credit enhancements at March 31, 2022 and 2021.

	At March 31,
	2022	2021

	(In millions)
Credit risk exposures relating to assets on the consolidated statements of financial position:
Deposits with banks	¥74,780,886	¥72,311,473
Call loans and bills bought	1,965,135	2,553,468
Reverse repurchase agreements and cash collateral on securities borrowed	11,303,930	11,738,072
Trading assets	3,489,258	2,732,480
Derivative financial instruments	6,443,748	5,521,617
Financial assets at fair value through profit or loss	1,657,206	1,667,164
Investment securities:
Debt instruments at amortized cost	83,954	72,015
Debt instruments at FVOCI	28,066,966	26,392,635
Loans and advances	104,635,815	97,714,938
Other financial assets	5,309,839	4,250,454
Credit risk exposures relating to off-balance sheet items (1) :
Loan commitments	73,246,384	71,677,806
Financial guarantees and other credit-related contingent liabilities	11,722,240	9,872,696

Total	¥322,705,361	¥306,504,818

(1)	The off-balance sheet items represent the nominal amounts of undrawn loan commitments, financial guarantees and other credit-related contingent liabilities.
Based on the table above, excluding loan commitments (refer to Note 42 “Contingency and Capital Commitments”), the majority of the total exposure to credit risk is derived from “Loans and advances.”
Collateral and other credit enhancements
The Group considers the acquisition of collateral and guarantees as a secondary repayment source to further enhance loan recovery and minimize credit risk. Based on the assessment of a borrower’s real financial condition and potential future cash flows, the Group shall analyze the borrower’s repayment ability and require sufficient collateral in the form of an asset or third-party obligation. This serves to mitigate the inherent credit risk in the exposure, by either improving recoveries in the event of a default or transferring the borrower’s obligation to guarantors. Collateral received is mainly segregated into (1) financial collateral such as cash, deposits and securities, (2) real estate collateral such as land and buildings, and (3) guarantees received from sovereigns, municipal corporations, credit guarantee corporations and other public entities, financial institutions, and other companies.
The Group’s credit risk management is mainly based on an analysis of the repayment ability from the cash flows of the borrower’s business performance, and the collateral and other credit enhancements are considered as secondary repayment sources in the Group’s business practice. At the time of the primary lending decision, the Group evaluates the collateral on an individual borrower basis to consider its financial effect for mitigating credit risk. The re-evaluation
of the collateral and other credit enhancements will be performed regularly, depending on the borrower’s creditworthiness. In case there is a significant change in the borrower’s repayment ability due to a deterioration in its creditworthiness and/or its cash flows, the Group may utilize the collateral and other credit enhancements as a source of repayment.
The following table shows the financial effect of collateral and other credit enhancements on impaired loans and advances at March 31, 2022 and 2021. The maximum collateral amounts included in the disclosure are limited to the carrying value of loans and advances where the credit exposure is over-collateralized.

	At March 31,
	2022	2021

	(In millions)
Impaired loans and advances	¥1,406,094	¥1,171,576
Financial effect of collateral and other credit enhancements	393,462	394,819
Concentration of risks of loans and advances with credit risk exposure
An analysis of concentrations of credit risk from loans and advances by geographical sector and industry sector at March 31, 2022 and 2021 is shown below. The concentration by geographical sector is measured based on the domicile of the borrower.
Geographical sector

	At March 31,
	2022	2021

	(In millions)
Domestic	¥64,189,084	¥63,307,158
Foreign:
Americas	15,220,380	12,688,446
Europe	8,486,389	7,056,152
Asia	13,095,814	11,432,361
Others	4,962,032	4,341,438

Total foreign	41,764,615	35,518,397

Gross loans and advances	105,953,699	98,825,555
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(324,830)	(261,330)
Less: Allowance for loan losses	(993,054)	(849,287)

Carrying amount	¥104,635,815	¥97,714,938

Industry sector

	At March 31,
	2022	2021

	(In millions)
Domestic:
Manufacturing	¥10,105,370	¥10,174,683
Agriculture, forestry, fisheries and mining	378,366	277,471
Construction	847,805	886,539
Transportation, communications and public enterprises	6,210,330	5,878,522
Wholesale and retail	5,903,439	6,014,746
Finance and insurance	3,549,762	3,423,625
Real estate and goods rental and leasing	14,314,582	11,760,698
Services	4,860,235	4,831,938
Municipalities	600,759	625,639
Lease financing	18,476	24,678
Consumer (1)	15,506,486	15,274,719
Others	1,893,474	4,133,900

Total domestic	64,189,084	63,307,158

Foreign:
Public sector	440,236	309,372
Financial institutions	8,311,518	7,241,844
Commerce and industry	28,838,245	24,659,663
Lease financing	290,097	306,988
Others	3,884,519	3,000,530

Total foreign	41,764,615	35,518,397

Gross loans and advances	105,953,699	98,825,555
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(324,830)	(261,330)
Less: Allowance for loan losses	(993,054)	(849,287)

Carrying amount	¥104,635,815	¥97,714,938

(1)	The balance in Consumer mainly consists of housing loans. The housing loan balances amounted to ¥10,676,967 million and ¥10,736,709 million at March 31, 2022 and 2021, respectively.
The following tables show a disaggregation of the structured finance loans and advances balances, where the repayment source is limited to the cash flows generated by a particular business or asset, and the balances of secured or unsecured consumer loans at March 31, 2022 and 2021. These loans and advances are included in the preceding tables.
Structured finance:

	At March 31,
	2022	2021

	(In millions)
Real estate finance	¥3,689,571	¥2,980,521
Project finance	5,828,182	4,755,671
Other structured finance	497,444	513,813

Total structured finance	¥10,015,197	¥8,250,005

Consumer:

	At March 31,
	2022	2021

	(In millions)
Secured loans (1)	¥11,311,593	¥11,340,676
Unsecured loans	4,194,893	3,934,043

Total consumer	¥15,506,486	¥15,274,719

(1)	The secured loans and advances mainly represent housing loans. The housing loan balances amounted to ¥10,676,967 million and ¥10,736,709 million at March 31, 2022 and 2021, respectively.
Credit quality analysis
The following tables set forth information about the gross carrying amount of financial assets and the exposure to credit risk on loan commitments and financial guarantee contracts by stage allocation and internal rating grades of SMBC. Refer to Note 2 “Summary of Significant Accounting Policies” for information on stage allocation. Also refer to Note 46 “Financial Risk Management” for information on obligor grading system of SMBC.

	At March 31, 2022
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost:
Normal

J1-6	¥44,334,449	¥378,857	¥—	¥44,713,306
G1-6	30,840,638	1,100,849	—	31,941,487
Japanese government and local municipal corporations	2,777,135	—	—	2,777,135
Other (1)	22,894,567	93,025	—	22,987,592
Requiring caution
J7	—	922,423	—	922,423
G7	—	987,573	—	987,573
Other (1)	—	218,089	—	218,089
Impaired (2)	—	—	1,406,094	1,406,094

Gross loans and advances	100,846,789	3,700,816	1,406,094	105,953,699
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(324,830)
Less: Allowance for loan losses	(162,919)	(247,020)	(583,115)	(993,054)

Carrying amount				¥104,635,815

(1)	The balance of “Other” includes housing loans, which amounted to ¥10,575,167 million and ¥17,600 million for the borrower category of Normal and Requiring Caution, respectively.
(2)	“Impaired” refers to loans and advances to borrowers with obligor grades not higher than 7R.

	At March 31, 2021
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost:
Normal
J1-6	¥42,556,624	¥489,127	¥—	¥43,045,751
G1-6	26,374,296	922,810	—	27,297,106
Japanese government and local municipal corporations	2,804,786	—	—	2,804,786
Other (1)	22,419,540	104,469	—	22,524,009
Requiring caution
J7	—	1,107,499	—	1,107,499
G7	—	707,272	—	707,272
Other (1)	—	167,556	—	167,556
Impaired (2)	—	—	1,171,576	1,171,576

Gross loans and advances	94,155,246	3,498,733	1,171,576	98,825,555
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(261,330)
Less: Allowance for loan losses	(170,156)	(255,909)	(423,222)	(849,287)

Carrying amount				¥97,714,938

(1)	The balance of “Other” includes housing loans, which amounted to ¥10,615,897 million and ¥20,789 million for the borrower category of Normal and Requiring Caution, respectively.
(2)	“Impaired” refers to loans and advances to borrowers with obligor grades not higher than 7R.
Modified loans and advances that were subject to lifetime ECL measurement amounted to ¥92,749 million and ¥100,789 million for the fiscal years ended March 31, 2022 and 2021, respectively. The net modification gain or loss is not material.

	At March 31, 2022
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loan commitments and financial guarantees (1) :
Gross carrying amount	¥39,125,698	¥874,122	¥57,740	¥40,057,560
Allowance for off-balance sheet items	34,473	41,756	12,034	88,263

	At March 31, 2021
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loan commitments and financial guarantees (1) :
Gross carrying amount	¥35,035,453	¥721,955	¥41,173	¥35,798,581
Allowance for off-balance sheet items	33,034	35,480	7,181	75,695

(1)	Loan commitments are the undrawn components of loan commitments on which ECL can be separately identified from those on the drawn components.

Movements in ECL allowance
The following tables show reconciliations from the opening balance to the closing balance of the ECL allowance by class of financial instrument.

	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost (1) :
Balance at April 1, 2020	¥203,286	¥147,382	¥355,737	¥706,405
Transfer to 12-month ECL	6,126	(5,770)	(356)	—
Transfer to lifetime ECL not credit-impaired	(10,899)	13,261	(2,362)	—
Transfer to lifetime ECL credit-impaired	(3,248)	(25,771)	29,019	—

Net transfers between stages	(8,021)	(18,280)	26,301	—
Provision (credit) for loan losses (2)	(29,279)	123,622	182,742	277,085
Charge-offs (3)	—	—	161,603	161,603
Recoveries	—	—	12,801	12,801

Net charge-offs	—	—	148,802	148,802
Others (4)	4,170	3,185	7,244	14,599

Balance at March 31, 2021	¥170,156	¥255,909	¥423,222	¥849,287

Transfer to 12-month ECL	8,140	(5,225)	(2,915)	—
Transfer to lifetime ECL not credit-impaired	(9,170)	13,747	(4,577)	—
Transfer to lifetime ECL credit-impaired	(4,251)	(55,867)	60,118	—

Net transfers between stages	(5,281)	(47,345)	52,626	—
Provision (credit) for loan losses (5)	(8,715)	29,062	248,713	269,060
Charge-offs (3)	—	—	166,553	166,553
Recoveries	—	—	13,403	13,403

Net charge-offs	—	—	153,150	153,150
Others (4)	6,759	9,394	11,704	27,857

Balance at March 31, 2022	¥162,919	¥247,020	¥583,115	¥993,054

(1)
“Loans and advances at amortized cost” includes allowance for undrawn components of loan commitments issued to retail customers which cannot be separately identified from that for the drawn components.

(2)
The increase in the balance of the total ECL allowance at March 31, 2021 is primarily due to both an increase in loans and advances to corporate borrowers who were severely affected by the
COVID-19
pandemic and, as a result, whose obligor grades were downgraded to the extent that the credit risk on loans and advances to such borrowers was determined to be significantly increased since initial recognition, and additional adjustments to the ECL allowance for some portfolios of loans and advances, offset by the release of part of the ECL allowance due to the improved macroeconomic forecast.

(3)	Charge-offs for lifetime ECL credit-impaired are primarily related to those for consumer loans.
(4)	Others mainly include foreign exchange translations.
(5)
The increase in the balance of the total ECL allowance at March 31, 2022 was primarily due to an increase in the provision for loan losses related to the Group’s corporate customers adversely affected by the situation in Russia and Ukraine and the downgrades of certain large borrowers, which was partially offset by a decrease in the provision recognized in the previous fiscal year related to the Group’s corporate customers affected by the COVID-19 pandemic, as a result of their recovery in the current fiscal year. For additional information, refer to Note 3 “Critical Accounting Estimates and Judgments.”

For the fiscal year ended March 31, 2022, the ECL allowance increased by
¥
143,767
 million from ¥
849,287
 million at March 31, 2021 to ¥
993,054
 million at March 31, 2022.
The increase was primarily due to an increase in the provision for loan losses related to the Group’s corporate customers adversely affected by the situation in Russia and Ukraine and the downgrades of certain large borrowers, which was partially offset by a decrease in the provision recognized in the previous fiscal year related to the Group’s corporate customers affected by the COVID-19 pandemic, as a result of their recovery in the current fiscal year.
For the fiscal year ended March 31, 2022, the obligor grades of a number of Russian borrowers affected by the situation in Russia and Ukraine were downgraded to the extent that the credit risk on loans and advances to such borrowers was determined to be significantly increased since initial recognition and their allowance for loan losses was measured at an amount equal to the lifetime ECL. In addition, the Group evaluated the forward-looking impact on credit risks and losses based on factors such as the possibility that payment of principal or interest would be delayed or requests for loan restructuring would be made due to the prolonged impact of sanctions targeting Russia imposed by the Japanese government and authorities in several other jurisdictions, and Russia’s measures to defend its economy and mitigate the effect of sanctions. For further information about the Group’s critical accounting estimates, see Note 3 “Critical Accounting Estimates and Judgments.”
As for the allowance for
12-month
ECL, it decreased by ¥7,237 million
for the fiscal year ended March 31, 2022, due to a release of part of the ECL allowance as a result of the recovery from the COVID-19 pandemic. As for the allowance for lifetime ECL not credit-impaired, it decreased by
¥8,889 million

for the fiscal year ended March 31, 2022, because certain large borrowers were to be regarded as credit-impaired for the fiscal year ended March 31, 2022, due to the downgrades of their obligor grades, which was partially offset by an increase in the ECL allowance due to the downgrades of a number of Russian borrowers adversely affected by the situation in Russia and Ukraine and the additional adjustments to the ECL allowance for some portfolios of loans and advances. As for the allowance for lifetime ECL credit-impaired, it increased by
¥159,893
million for the fiscal year ended March 31, 2022, due to an increase in the ECL allowance as a result of the downgrades of certain large borrowers. As a result, the total ECL allowance increased by
¥143,767 million
for the fiscal year ended March 31, 2022. For additional information, refer to Note 3 “Critical Accounting Estimates and Judgments.”

	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loan commitments and financial guarantees (1) :

Balance at April 1, 2020	¥46,118	¥21,423	¥3,713	¥71,254
Net transfers between stages	(632)	(55)	687	—
Provision (credit) for off-balance sheet items	(11,492)	14,112	2,781	5,401
Others	(960)	—	—	(960)

Balance at March 31, 2021	¥33,034	¥35,480	¥7,181	¥75,695

Net transfers between stages	(816)	937	(121)	—
Provision for off-balance sheet items	605	5,339	4,974	10,918
Others	1,650	—	—	1,650

Balance at March 31, 2022	¥34,473	¥41,756	¥12,034	¥88,263

(1)	ECL allowance for loan commitments is that for the undrawn components of loan commitments, which can be separately identified from that for the drawn components.
Trading assets, financial assets at fair value through profit or loss and investment securities
The following tables show an analysis of trading assets, financial assets at fair value through profit or loss and debt instruments at amortized cost and at fair value through other comprehensive income based on the external rating system at March 31, 2022 and 2021, excluding instruments with equity features. Collateral is generally not obtained directly from the issuers.

	At March 31, 2022
	Trading assets (1)	Financial assets at fair value through profit or loss (1)	Debt instruments at amortized cost (1)(2)	Debt instruments at fair value through other comprehensive income (1)(2)

	(In millions)
AAA	¥519,262	¥7,999	¥—	¥8,634,719
AA- to AA+	2,437,286	36,147	25,741	18,225,704
A- to A+	243,090	20,836	—	670,840
Lower than A-	195,008	89,955	57,646	863,446
Unrated	3,365	677	567	192,349

Total	¥3,398,011	¥155,614	¥83,954	¥28,587,058

	At March 31, 2021
	Trading assets (1)	Financial assets at fair value through profit or loss (1)	Debt instruments at amortized cost (1)(2)	Debt instruments at fair value through other comprehensive income (1)(2)

	(In millions)
AAA	¥132,666	¥8,010	¥—	¥8,444,814
AA- to AA+	2,132,634	38,662	22,300	16,135,234
A- to A+	249,114	24,397	—	932,467
Lower than A-	137,305	91,862	48,181	782,352
Unrated	15,439	1,081	1,534	136,063

Total	¥2,667,158	¥164,012	¥72,015	¥26,430,930

(1)
The amounts represent fair value for trading assets and financial assets at fair value through profit or loss, whereas they represent the gross carrying amount for debt instruments at amortized cost and at fair value through other comprehensive income.

(2)	There were no debt instruments at amortized cost or debt instruments at fair value through other comprehensive income subject to lifetime ECL at March 31, 2022 and 2021.
Credit risk from derivative financial instruments
The Group maintains control limits on derivative positions, by both amount and term. At any one time, the amount subject to credit risk is limited to the fair value of derivative financial instruments that are favorable to the Group (i.e., assets where their fair value is positive).
The Group’s credit risk from derivatives is mitigated where possible through netting agreements whereby derivative assets and liabilities with the same counterparty can be offset. Netting agreements, such as the ISDA master agreement, allow the netting of obligations arising under all of the derivative transactions that the agreement covers upon the counterparty’s default, regardless of maturity and currency, resulting in a single net claim against the counterparty. The Group’s credit risk is also mitigated by collateral arrangements through the credit support annex, resulting in collateral delivered or received regularly based on the replacement costs of derivatives.
Market Risk and Liquidity Risk
Market risk is the possibility that fluctuations in interest rates, foreign exchange rates, stock prices or other market prices will change the market value of financial products, leading to a loss. The purpose of market risk management is to keep the market risk exposure to a permissible level relative to capital.
Liquidity risk is defined as the uncertainty around the ability to meet debt obligations without incurring unacceptably large losses. An example of such risk is the possible inability to meet current and future cash flow/ collateral needs, both expected and unexpected. In such cases, the Group may be required to raise funds at less than favorable rates or be unable to raise sufficient funds for settlement. The purpose of liquidity risk management is to ensure that the Group is in a position to address its liquidity obligations through monitoring the liquidity gap between assets and liabilities, and by maintaining highly liquid supplementary funding resources.
On the basis of the Group-wide basic policies for risk management, the Group has a quantitative management process to control market and liquidity risks on a Group-wide basis. The Group at least annually reviews and identifies which companies primarily carry the market and liquidity risks within the Group. The Group sets permissible level limits of risk for each identified company in consideration of those companies’ business plans. The Group ensures that each identified company establishes a risk management system that is appropriate to the risks it faces, and has built-in
transparent risk management processes which clearly separate front, middle and back office operations, and establishes a control system of mutual checks and balances.
Framework for market and liquidity risk management
The board of directors authorizes important matters related to the management of market and liquidity risks, such as the basic policies and risk appetite, which are decided by the Management Committee. The Corporate Risk Management Department, which is independent from the business units that directly handle market transactions, manages market and liquidity risks in an integrated manner. The Corporate Risk Management Department not only monitors the current risk situations but also reports regularly to the Management Committee and the board of directors.
Additionally, the Asset Liability Management (“ALM”) Committee meets on a quarterly basis to examine reports on the state of market and liquidity risk management and to discuss the Group’s ALM operation policies. Furthermore, SMBC’s ALM Committee meets on a monthly basis to examine reports on the state of market and liquidity risks, and to discuss SMBC’s ALM operations.
Under the Group’s internal audit system, internal audits are also periodically performed to verify that the risk management framework is functioning properly.
The following chart shows the market and liquidity risk management system of SMBC.

Market risk management methods
The Group manages market risk capital derived from trading activities and non-trading
activities, including strategic shareholding investments and other transactions in the Risk Appetite Framework by taking into account SMFG’s shareholders’ equity and other principal indicators of the financial position. The Group also establishes an upper limit on VaR and losses as Risk Appetite Measures.
The Group’s market risk can be divided into various factors: interest rates, foreign exchange rates, equity prices and option risks. The Group manages each of these risks by employing the VaR method as well as supplemental indicators suitable for managing each risk, such as the basis point value (“BPV”).
VaR is the largest predicted loss that is possible given a fixed confidence interval. For example, the Group’s VaR indicates the largest loss that is possible for a holding period of one day and a confidence interval of 99.0%. BPV is the amount of change in assessed value as a result of a one-basis-point
(0.01%) movement in interest rates.
Value at risk
The principal Group companies’ internal VaR model makes use of historical data to prepare scenarios for market fluctuations and, by conducting simulations of gains and losses on a net position basis, the model estimates the maximum losses that may occur. The VaR calculation method the Group employs for both trading and non-trading
activities is based mainly on the following:

•	the historical simulation method;

•	a one-sided confidence interval of 99.0%;
•	a one-day holding period (a one-year holding period for the strategic shareholding investment portfolio); and

•	an observation period of four years (ten years for the strategic shareholding investment portfolio).
This method is reviewed periodically and refined, if necessary.
The relationship between the VaR calculated by the model and the actual profit and loss data is back-tested periodically. There were no significant excess losses in the back-testing results including the trading accounts. The back-testing results are reviewed by management, which also monitors the ongoing suitability of the VaR model.
The following tables show the Group’s VaR by risk category and these figures are prepared based on the internal reporting provided to management. The Group’s material market risk exposure categories consist of interest rate risk, foreign exchange risk, equities and commodities risk and others. The section headed “VaR for Trading Activity” shows VaR for instruments entered into for trading purposes and the VaR model for the trading book includes principal consolidated subsidiaries. The section headed “VaR for
Non-Trading
Activity” shows VaR for instruments entered into for purposes other than trading purposes. “Strategic Shareholding Investment” in the “VaR for
Non-Trading
Activity” section is a portfolio that consists principally of publicly traded Japanese equities. This portfolio, like that of other financial institutions in Japan, has historically included shares of the Group’s customers.

(a)	VaR for Trading Activity

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)

	(In billions)
For the fiscal year ended March 31, 2022:
SMBC Consolidated

Maximum	¥49.4	¥41.9	¥3.0	¥8.6	¥13.0
Minimum	5.1	7.9	0.2	3.4	6.1
Daily average	15.3	15.9	1.0	5.9	9.0
At March 31, 2022	49.1	41.9	0.2	6.9	10.2
SMFG Consolidated
Maximum	¥59.9	¥42.7	¥9.4	¥8.6	¥31.1
Minimum	13.8	8.6	5.1	3.4	20.6
Daily average	25.0	17.2	6.8	5.9	25.5
At March 31, 2022	59.0	42.7	5.5	6.9	25.9

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)

	(In billions)
For the fiscal year ended March 31, 2021:
SMBC Consolidated
Maximum	¥6.1	¥8.8	¥1.7	¥3.9	¥8.1
Minimum	3.7	6.1	0.0	2.5	5.5
Daily average	5.1	7.3	0.5	3.2	6.5
At March 31, 2021	5.5	8.1	0.1	3.5	6.2
SMFG Consolidated
Maximum	¥15.1	¥9.9	¥8.8	¥3.9	¥24.4
Minimum	11.7	6.6	1.9	2.5	15.6
Daily average	13.2	8.4	4.7	3.2	19.5
At March 31, 2021	14.6	8.8	5.1	3.5	20.7

(1)
Total for “Maximum,” “Minimum,” and “Daily average” represent the maximum, minimum and daily average of the total of the trading book. For certain subsidiaries, the Group employs the standardized method and/or the historical simulation method for the VaR calculation method.

(b)	VaR for Non-Trading Activity

(i)	Banking

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)

	(In billions)
For the fiscal year ended March 31, 2022:
SMBC Consolidated
Maximum	¥60.1	¥0.5	¥25.5	¥0.0	¥63.5
Minimum	43.6	0.0	15.2	0.0	51.5
Daily average	51.7	0.3	21.0	0.0	58.4
At March 31, 2022	58.7	0.0	17.1	0.0	61.9
SMFG Consolidated
Maximum	¥60.8	¥0.5	¥25.5	¥0.0	¥64.3
Minimum	44.1	0.0	15.2	0.0	52.0
Daily average	52.4	0.3	21.0	0.0	59.1
At March 31, 2022	59.4	0.0	17.1	0.0	62.6

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)

	(In billions)
For the fiscal year ended March 31, 2021:
SMBC Consolidated
Maximum	¥55.5	¥0.6	¥27.1	¥0.0	¥58.5
Minimum	43.1	0.0	7.5	0.0	45.5
Daily average	49.3	0.3	15.0	0.0	51.7
At March 31, 2021	50.3	0.0	17.4	0.0	54.5
SMFG Consolidated
Maximum	¥56.1	¥0.6	¥27.1	¥0.0	¥59.0
Minimum	43.9	0.0	7.5	0.0	46.2
Daily average	49.9	0.3	15.0	0.0	52.3
At March 31, 2021	50.8	0.0	17.4	0.0	55.0

(1)	Total for “Maximum,” “Minimum,” and “Daily average” represent the maximum, minimum and daily average of the total of the banking book.
(ii)	Strategic Shareholding Investment

Equities risk
(In billions)
For the fiscal year ended March 31, 2022:
SMBC Consolidated
Maximum	¥1,199.8
Minimum	923.4
Daily average	1,079.3
At March 31, 2022	1,043.5
SMFG Consolidated
Maximum	¥1,384.9
Minimum	1,086.9
Daily average	1,261.3
At March 31, 2022	1,226.4

Equities risk
(In billions)
For the fiscal year ended March 31, 2021:
SMBC Consolidated
Maximum	¥1,161.7
Minimum	784.1
Daily average	966.1
At March 31, 2021	1,111.2
SMFG Consolidated
Maximum	¥1,337.5
Minimum	911.2
Daily average	1,122.2
At March 31, 2021	1,284.1
Stress tests
The market occasionally undergoes extreme fluctuations that exceed projections. Therefore, to manage market risk, it is important to run simulations of situations that may occur only once in many years, or so-called
stress tests. To prepare for unexpected market swings, the Group performs stress tests on a monthly basis based on various scenarios.
The limitations of the VaR methodology include the following:

•
The use of historical data as a proxy for estimating future events may underestimate the probability of extreme market movements. Past market movement is not necessarily a good indicator of future events;

•
The use of a holding period assumes that all positions can be liquidated or hedged in that period of time. This assumption does not fully capture the market risk arising during periods of illiquidity, when liquidation or hedging in that period of time may not be possible;

•	The use of a confidence level neither takes account of, nor makes any statement about, any losses that might occur beyond this level of confidence; and

•	VaR does not capture all of the complex effects of the risk factors on the value of positions and portfolios and could underestimate potential losses.
Additional information for the certain risks

(a)	Interest rate risk
To supplement the above limitations of VaR methodologies, the Group adopts various indices to measure and monitor the sensitivity of interest rates, including delta, gamma and vega risks. The Group considers BPV as one of the most significant indices to manage interest rate risk. BPV is the amount of change in the value to the banking and trading book as a result of a one-basis-point
(0.01%) movement in interest rates. The principal Group companies use BPV to monitor interest rate risk, not only on a net basis, but also by term to prevent the concentration of interest rate risk in a specific period. In addition, as previously addressed, the Group enhances the risk management methods of VaR and BPV by using them in combination with back-testing and stress tests.
Interest rate risk substantially changes depending on the method used for recognizing the expected maturity dates of demand deposits that can be withdrawn at any time, or the method used for estimating the timing of cancellation prior to maturity of time deposits and consumer housing loans. At SMBC, the maturity of demand deposits that are expected to be left with the bank for a prolonged period is regarded to be, at the longest, five years (2.5 years on average), and the cancellation prior to maturity of time deposits and consumer housing loans is estimated based on historical data.
Based on the new standards for interest rate risk in the banking book issued by the Basel Committee on Banking Supervision (“BCBS”) in April 2016, the FSA revised the related regulatory guidelines pertaining to monitoring of interest rate risks in the banking book in December 2017. The revised disclosure requirements with respect to the changes in economic value of equity (“ΔEVE”) in the banking book as a result of interest rate shocks have been applied from March 31, 2018. ΔEVE is defined as a decline in economic value as a result of an interest rate shock. It is calculated by multiplying the interest rate sensitivity (excluding credit spread) and interest rate change. The FSA implements a “materiality test” to identify banks taking excessive interest rate risks. Under the materiality test, the FSA monitors the ratio of ΔEVE to Tier 1 capital based on a set of prescribed interest rate shock scenarios. The threshold applied by the FSA is 15% and the ratios for SMBC on a consolidated basis at March 31, 2022 and 2021 were 4.6% and 9.6%, respectively and those for SMFG on a consolidated basis at March 31, 2022 and 2021 were 4.0% and 8.1%, respectively.

(b)	Foreign exchange risk
The principal Group companies set risk limits for each currency to manage the concentration of the foreign currency position. The foreign exchange risk is immaterial as shown above in VaR by risk category.

(c)	Strategic shareholding investment risk
The Group establishes limits on allowable risk for strategic shareholding investments and monitors the observance of those limits to keep stock price fluctuation risk within acceptable parameters. The Group has been reducing its strategic shareholding investments, and the balance is within a permitted level, which is less than 100% of the Group’s Tier 1 Capital.
Liquidity risk management methods
At Group, liquidity risk is regarded as one of the major risks. The Group’s liquidity risk management is based on a framework consisting of setting Risk Appetite Measures and establishing contingency plans.
The Risk Appetite Measures are measures for selecting the types and levels of risk that the Group is willing to take on or tolerate. As the level of liquidity risk is evaluated based on cash flow and balance sheet conditions, Risk Appetite Measures have been set for both of these areas. These measures include the Liquidity Coverage Ratio, a liquidity regulation, as well as a measure of the periods for which it will be possible to maintain funding levels even under stress due to deposit outflows or other factors, and the ratio which shows how much the stable funding covers the funding for loans and other assets.
The tolerated levels of risk are set based on account funding status, cash management planning, economic environments and other factors, and measures are monitored on a daily or monthly basis in order to limit reliance on short-term funding and appropriately manage liquidity.

As a framework to complement the Risk Appetite Measures, upper limits are set in place on both a Group company basis and an individual branch bases with regard to funding gaps, which is defined as a maturity mismatch between the source of funds and use of funds.
Furthermore, contingency plans are established in preparation for emergency situations. These plans contain information on chains of command and lines of reporting as well as detailed action plans depending on the existing situation (i.e., normal, concerned, or crisis). Meanwhile, SMBC carries out quantitative management of alert indications based on early warning indicators established to assist the bank in promptly and systematically detecting liquidity risks.
Maturity analysis of financial liabilities at March 31, 2022 and 2021
The following tables show a maturity analysis of the contractual undiscounted cash flows for financial liabilities at March 31, 2022 and 2021. The amount of interest on debt instruments is not included in the maturity tables below due to its insignificance.

	At March 31, 2022
	On demand	Not later than three months	Later than three months and not later than one year	Later than one year and not later than three years	Later than three years and not later than five years	Later than five years	Total

	(In millions)
Non-derivative financial instruments:
Deposits	¥109,504,226	¥35,716,375	¥13,658,588	¥2,497,423	¥633,386	¥592,063	¥162,602,061
Call money and bills sold	16,257	981,289	87,177	43,811	1,466	—	1,130,000
Repurchase agreements and cash collateral on securities lent	333,887	19,637,456	49,966	91,853	—	—	20,113,162
Trading liabilities	3,181,992	—	—	—	—	—	3,181,992
Financial liabilities designated at fair value through profit or loss	—	12,080	140,141	111,904	77,418	168,005	509,548
Borrowings	166,662	2,774,392	6,054,105	7,382,113	1,974,285	1,855,060	20,206,617
Debt securities in issue	—	2,124,288	1,587,490	2,225,232	2,573,987	3,177,717	11,688,714
Lease payable	—	18,127	57,941	104,913	76,421	143,672	401,074
Other financial liabilities	3,490,237	4,221,736	3,526	90,045	—	4,133	7,809,677
Off balance sheet items:
Loan commitments	73,246,384	—	—	—	—	—	73,246,384
Financial guarantee contracts	11,722,240	—	—	—	—	—	11,722,240

Total non-derivative financial instruments	¥201,661,885	¥65,485,743	¥21,638,934	¥12,547,294	¥5,336,963	¥5,940,650	¥312,611,469

Derivative financial instruments	¥6,717,823	¥—	¥—	¥13,875	¥77,746	¥156,892	¥6,966,336

	At March 31, 2021
	On demand	Not later than three months	Later than three months and not later than one year	Later than one year and not later than three years	Later than three years and not later than five years	Later than five years	Total

	(In millions)
Non-derivative financial instruments:
Deposits	¥102,997,450	¥35,126,538	¥13,139,583	¥3,031,727	¥648,342	¥552,018	¥155,495,658
Call money and bills sold	2,678	1,350,926	14,911	—	—	—	1,368,515
Repurchase agreements and cash collateral on securities lent	202,934	18,243,737	—	63,235	—	—	18,509,906
Trading liabilities	2,080,826	—	—	—	—	—	2,080,826
Financial liabilities designated at fair value through profit or loss	—	1,050	91,691	51,183	18,746	73,869	236,539
Borrowings	118,408	2,181,321	5,530,491	4,615,101	4,800,771	1,792,917	19,039,009
Debt securities in issue	—	1,969,168	1,557,662	1,959,596	2,072,760	3,533,304	11,092,490
Lease payable	—	19,666	62,571	106,129	72,848	134,738	395,952
Other financial liabilities	3,350,086	5,058,851	3,322	1,045	—	3,744	8,417,048
Off balance sheet items:
Loan commitments	71,677,806	—	—	—	—	—	71,677,806
Financial guarantee contracts	9,872,696	—	—	—	—	—	9,872,696

Total non-derivative financial instruments	¥190,302,884	¥63,951,257	¥20,400,231	¥9,828,016	¥7,613,467	¥6,090,590	¥298,186,445

Derivative financial instruments	¥4,900,077	¥—	¥—	¥608	¥8,578	¥40,170	¥4,949,433

Notes:
1.
Embedded derivatives which are separately accounted for, but presented together with the host contract in the consolidated statements of financial position are not included in the contractual tables above as they relate to the interest cash flow of the host contract, which are also not included in the tables above.

2.	Derivative financial instruments are recorded at fair value. Except for items designated as hedging instruments for fair value hedge, they are included in the column “On demand.”
Balance of loans and advances, and deposits at March 31, 2022 and 2021
The following table presents the balance of loans and advances, and deposits at March 31, 2022 and 2021. The balance of deposits, which was mainly composed of individual customer deposits at March 31, 2022 and 2021, exceeded the balance of loans and advances at the same time due to the stable deposit base in
Japan.

	At March 31,
	2022	2021

	(In millions)
Loans and advances	¥104,635,815	¥97,714,938
Deposits	162,593,492	155,493,654
The following table presents a breakdown of deposits by domestic and foreign offices. Domestic inter-bank money is classified as “Call money and bills sold” and not included in “Deposits” in the consolidated statements of financial position. Over half of domestic deposits is composed of individual customer deposits.

	At March 31,
	2022	2021

	(In millions)
Domestic offices:
Non-interest-bearing demand deposits	¥28,633,073	¥26,509,136
Interest-bearing demand deposits	67,287,154	63,810,233
Deposits at notice	691,249	732,564
Time deposits	17,624,597	17,833,960
Negotiable certificates of deposit	5,059,074	5,603,154
Others	9,625,768	8,578,530

Total domestic offices	128,920,915	123,067,577

Foreign offices:
Non-interest-bearing demand deposits	2,334,805	1,760,079
Interest-bearing demand deposits	4,221,047	4,825,345
Deposits at notice	11,345,294	10,730,094
Time deposits	7,513,141	7,985,027
Negotiable certificates of deposit	8,010,723	6,967,464
Others	247,567	158,068

Total foreign offices	33,672,577	32,426,077

Total deposits	¥162,593,492	¥155,493,654

Capital Management
The Group manages its capital by taking into consideration regulatory compliance and business development.
The Group’s capital management objectives are to maintain sufficient capital resources to meet the capital adequacy requirements and to maintain a strong capital base to support the development of its business.
External regulatory capital requirement
The Group, the Company and its principal banking subsidiaries in Japan rigidly abide by the capital adequacy guidelines set by the FSA. Japan’s capital adequacy guidelines are based on the Basel Capital Accord, which was proposed by the BCBS for uniform application to all banks which have international operations in industrialized countries. Japan’s capital adequacy guidelines may be different from those of central banks or supervisory bodies of other countries because they have been designed by the FSA to suit the Japanese banking environment. The Group’s banking subsidiaries outside of Japan are also subject to the local capital ratio requirements.
In December 2010, the BCBS published the new Basel III rules text to implement the Basel III framework, which sets out higher and better-quality capital, better risk coverage, the introduction of a leverage ratio as a backstop to the risk-based requirement, measures to promote the build-up
of capital that can be drawn down in periods of stress, and the introduction of two global liquidity standards. The main measures of the minimum capital requirements in the Basel III framework began in January 2013 and have been fully applied from January 2019. The minimum common equity requirement, the minimum Tier 1 capital requirement and the total minimum capital requirement have been 4.5%, 6% and 8%, respectively since January 2015. Moreover, banks have been required to hold a capital conservation buffer of 2.5% to withstand future periods of stress since January 2019. As a result, taking the capital conservation buffer into account, the minimum common equity requirement, the minimum Tier 1 capital requirement and the total minimum capital requirement have been 7%, 8.5% and 10.5%, respectively since January 2019. Furthermore, a countercyclical buffer within a range of 0% to 2.5% of common equity or other fully loss-absorbing capital has been implemented according to national circumstances.
In addition to the above-mentioned minimum capital requirements and capital buffer requirements under Basel III, organizations identified by the Financial Stability Board (“FSB”) as Global Systemically Important Banks
(“G-SIBs”),
which includes the Group, are required to maintain an additional 1% to 2.5% of Common Equity Tier 1 capital as a percentage of risk-weighted assets based on the organization’s size, interconnectedness, substitutability, complexity and cross-jurisdictional activity as determined by the FSB. The amount of
G-SIB
capital surcharge that applies to the Group based on the FSB’s determination is 1%. The FSB updates its list of
G-SIBs
on an annual basis.
To reflect the Basel III framework, the FSA changed its capital adequacy guidelines. The minimum Common Equity Tier 1 capital requirement, Tier 1 capital requirement and total capital requirement have been 4.5%, 6% and 8%, respectively since March 2015. The capital conservation buffer, countercyclical buffer and the
G-SIB
capital surcharge started to be phased in from March 2016 and have been fully applied from March 2019 under the FSA capital adequacy guidelines.
In accordance with the changes of the FSA capital adequacy guidelines, the Group changed its classification of capital into three tiers, referred to as Common Equity Tier 1 capital, Additional Tier 1 capital and Tier 2 capital as follows:
Common Equity Tier 1 capital consists primarily of capital stock, capital surplus and retained earnings relating to common shares, and non-controlling
interests that meet the criteria for inclusion in Common Equity Tier 1 capital.
Additional Tier 1 capital consists primarily of perpetual subordinated bonds.
Tier 2 capital consists primarily of subordinated debt securities.
The capital adequacy guidelines permit Japanese banks to choose from the standardized approach, the foundation internal ratings-based (“IRB”) approach and the advanced IRB approach for credit risk, and the basic indicator approach, the standardized approach (“TSA”) and the advanced measurement approach (“AMA”) for operational risk. To be eligible to adopt the foundation IRB approach or the advanced IRB approach for credit risk, and TSA or AMA for operational risk, a Japanese bank must establish advanced risk management systems and receive prior approval from the FSA.
Adopting these approved approaches, the Group has complied with all externally imposed capital requirements throughout the period.
Failure of a Japanese bank, bank holding company or other financial institution to maintain the required risk-weighted capital ratios, may result in administrative actions or sanctions imposed by the FSA.

Regulatory capital
The table below presents the Group’s total capital ratio, total capital and risk-weighted assets under Japanese GAAP at March 31, 2022 and 2021 based on the Basel III rules.

	At March 31,
	2022	2021

	(In billions, except percentages)
SMFG Consolidated:
Total risk-weighted capital ratio	16.56%	18.61%
Tier 1 risk-weighted capital ratio	15.46%	16.96%
Common Equity Tier 1 risk-weighted capital ratio	14.45%	16.00%
Total capital (Common Equity Tier 1 capital + Additional Tier 1 capital + Tier 2 capital)	¥11,983.8	¥12,289.3
Tier 1 capital (Common Equity Tier 1 capital + Additional Tier 1 capital)	11,186.2	11,199.3
Common Equity Tier 1 capital	10,458.4	10,562.8
Risk-weighted assets	72,350.1	66,008.0
The amount of minimum total capital requirements (1)	5,788.0	5,280.6

(1)	The amount of minimum total capital requirements is calculated by multiplying risk-weighted assets by 8%.
Interest Rate Benchmark Reform
The Group put in place a Group-wide IBOR transition project team in May 2019 involving all the Group’s business lines and functions. This project team’s objective was to provide smooth and efficient global coordination for the transition from IBOR to alternative reference rates, expected to take place by the end of 2021 or the mid-2023.
The project team formed working groups and work streams based on each region’s background for the IBOR transition project. The working groups and work streams executed the plans based on each region’s background for the IBOR transition project, while taking into consideration the common objective and achievement globally. As of March 31, 2022, necessary system developments and most of transition from the LIBOR setting ceasing at the end of 2021 to alternative reference rates, which were included in the project team’s primary tasks, were completed.
Interest rate benchmark reform exposes the Group to various risks. The key risks identified include conduct risk, litigation risk, operational risk, market risk and accounting risk. However, those risks have not materialized at March 31, 2022. The progress continues to be monitored and reported regularly to management.
At March 31, 2022, as a result of efforts, including necessary system developments, negotiation of contracts with customers and taking part in large scale transition events at Central Counterparty Clearing Houses such as Japan Securities Clearing Corporation and London Clearing House, the Group had transitioned most of its financial instruments linked to the interest rate benchmarks whose settings ceased at the end of 2021. Additionally, the Group has ceased entering into new contracts referencing USD LIBOR by December 31, 2021, other than for limited circumstances in accordance with the regulatory guidance. With respect to the transition of financial instruments referencing the USD LIBOR settings ceasing as of June 30, 2023, as well as the other remaining, the Group continues to engage with customers to remediate the remaining exposure.

The following table shows quantitative information about financial instruments that have yet to be transitioned to an alternative benchmark rate at March 31, 2022.

	USD LIBOR (1)	Others (1)(2)

	(In billions)

Carrying amount of non-derivative financial assets	¥13,330	¥370
Carrying amount of non-derivative financial liabilities	1,344	—
Derivative notional amounts	221,161	1,756

(1)	The amounts in the table above are the aggregation of the amounts used for regulatory reporting of SMFG, SMBC, SMBC’s subsidiaries and SMBC Nikko Securities Inc.
(2)
“Others” consists of JPY and GBP LIBOR contracts, most of which include contracts that will switch to using alternative reference rates at the next reset after March 31, 2022. It also includes, to a limited extent, synthetic LIBOR contracts that the Group utilized as a temporary solution.